Events Occurring After the Reporting Date - Additional Information (Detail) - shares		12 Months Ended
	Jul. 18, 2025	Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [line items]
Number of shares converted into ordinary shares	7,441,304	7,432,958
Ordinary share issued on exercise of warrants	33,904
Events After The Reporting Date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares converted into ordinary shares	7,441,304
Number of warrants granted	847,600
Ordinary share issued on exercise of warrants	33,904